28. Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of remuneration of key management personnel
	2019	2018	2017
Salaries, wages and benefits	69,609	75,979	57,838
Related taxes and charges	15,813	11,062	6,019
Share-based payments	8,880	10,234	11,219
Total	94,302	97,275	75,076

	2019	2018
Number of Executives
Board of directors	8	9
Statutory executive officers	4	5
Non-statutory executive officers	22	26
Fiscal council	3	3
Other governance committees	7	7
Total	44	50